Post-employment Benefits - Benefit obligation (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Post-employment pension plans.
Beginning of year	$ 716,095	$ 520,473
Service cost	129,707	132,055
Interest cost	170,653	149,100
Benefits paid	(21,840)	(247,940)
Past service cost	(8,613)	2,405
End of year	962,497	716,095
Pensions
Post-employment pension plans.
Beginning of year	733,294
Benefits paid	(210)
End of year	926,050	733,294
Seniority Premiums
Post-employment pension plans.
Beginning of year	(17,199)
Benefits paid	(21,630)
End of year	36,447	(17,199)
Defined benefit obligation
Post-employment pension plans.
Beginning of year	2,419,153	2,514,235
Service cost	129,707	132,055
Interest cost	170,653	149,100
Benefits paid	(183,496)	(569,490)
Remeasurement of post-employment benefit obligations	(49,877)	190,848
Past service cost	(8,613)	2,405
End of year	2,477,527	2,419,153
Defined benefit obligation | Pensions
Post-employment pension plans.
Beginning of year	1,974,026
Service cost	81,411
Interest cost	137,784
Benefits paid	(104,176)
Remeasurement of post-employment benefit obligations	(44,654)
Past service cost	(10,165)
End of year	2,034,226	1,974,026
Defined benefit obligation | Seniority Premiums
Post-employment pension plans.
Beginning of year	445,127
Service cost	48,296
Interest cost	32,869
Benefits paid	(79,320)
Remeasurement of post-employment benefit obligations	(5,223)
Past service cost	1,552
End of year	$ 443,301	$ 445,127